Net Loss Per Share (Details)		12 Months Ended
	Jan. 26, 2024	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Net Loss Per Share [Line Items]
ADS ordinary shares ratio	16
Restricted Stock [Member]
Net Loss Per Share [Line Items]
Unvested restricted shares		3,880,000	3,573,750	6,034,250
Common Class A [Member]
Net Loss Per Share [Line Items]
ADS ordinary shares ratio	240